Cover	12 Months Ended
Sep. 30, 2023 shares
Document Information Line Items
Entity Registrant Name	CN ENERGY GROUP. INC.
Entity Central Index Key	0001780785
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--09-30
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Current Reporting Status	Yes
Document Period End Date	Sep. 30, 2023
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding	2,285,826
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-39978
Entity Incorporation State Country Code	D8
Entity Address Address Line 1	Building 2‑B, Room 206
Entity Address Address Line 2	No. 268 Shiniu Road
Entity Address Address Line 3	Liandu District
Entity Address City Or Town	Lishui City
Entity Address Country	CN
Icfr Auditor Attestation Flag	false
Auditor Name	Enrome LLP
Auditor Location	Singapore
Auditor Firm Id	6907
Security 12b Title	Class A ordinary shares, no par value per share
Trading Symbol	CNEY
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document Information Line Items
City Area Code	571
Local Phone Number	87555823
Contact Personnel Name	Jinwu Huang